Reportable Segments	12 Months Ended
Dec. 31, 2012
Reportable Segments [Abstract]
Reportable Segments
   REPORTABLE SEGMENTS:
As a result of the Holdco Acquisition in April 2013, our reportable segments were re-evaluated and have been recast to reflect the following reportable segments:

•	Investment in ETP, including the consolidated operations of ETP.

•	Investment in Regency, including the consolidated operations of Regency.

•	Corporate and Other, including the following:

◦	activities of the Parent Company; and

◦	the goodwill and property, plant and equipment fair value adjustments recorded as a result of the 2004 reverse acquisition of Heritage Propane Partners, L.P.
The segment information included below for the investment in Regency has been restated to reflect Regency’s retrospective consolidation of SUGS beginning March 26, 2012. Regency’s acquisition of SUGS was a transaction between entities under common control; therefore, Regency accounted for it similar to a pooling of interests. Accordingly, amounts reflected below for Regency have been adjusted to reflect Regency’s retrospective consolidation of SUGS.
Revenues from intrastate transportation and storage operations are primarily reflected in natural gas sales and gathering, transportation and other fees. Revenues from interstate transportation and storage operations are primarily reflected in natural gas sales and gathering, transportation and other fees. Revenues from midstream operations are primarily reflected in natural gas sales, NGL sales and gathering, transportation and other fees. Revenues from retail marketing operations are primarily reflected in retail marketing. Revenues from ETP’s investment in Sunoco Logistics are primarily reflected in crude sales. Revenues from our Investment in Regency are primarily reflected in natural gas sales, NGL sales, gathering, transportation and other fees.
We previously reported net income as a measure of segment performance. Due to the change in our reportable segments described above, the financial information available to our chief operating decision maker to assess the performance is now based on Segment Adjusted EBITDA. Therefore, we have accordingly revised our segment operating performance measure that we report. We define Segment Adjusted EBITDA as earnings before interest, taxes, depreciation, amortization and other non-cash items, such as non-cash compensation expense, gains and losses on disposals of assets, the allowance for equity funds used during construction, unrealized gains and losses on commodity risk management activities, non-cash impairment charges, loss on extinguishment of debt, gain on deconsolidation and other non-operating income or expense items. Unrealized gains and losses on commodity risk management activities includes unrealized gains and losses on commodity derivatives and inventory fair value adjustments (excluding lower of cost or market adjustments). Segment Adjusted EBITDA reflects amounts for unconsolidated affiliates based on the Partnership’s proportionate ownership and amounts for less than wholly owned subsidiaries based on 100% of the subsidiaries’ results of operations. Based on the change in our segment performance measure, we have recast the presentation of our segment results for the prior years to be consistent with the current year presentation.
Related party transactions among our segments are generally based on transactions made at market-related rates. Consolidated revenues and expenses reflect the elimination of all material intercompany transactions.

	Years Ended December 31,
	2012	2011	2010
Revenues:
Investment in ETP:
Revenues from external customers	$15,671	$6,761	$5,843
Intersegment revenues	31	38	—
	15,702	6,799	5,843
Investment in Regency:
Revenues from external customers	1,986	1,426	715
Intersegment revenues	14	8	1
	2,000	1,434	716

Adjustments and Eliminations:	(738)	(43)	(3)
Total revenues	$16,964	$8,190	$6,556
Costs of products sold:
Investment in ETP	$12,266	$4,175	$3,591
Investment in Regency	1,387	1,013	504
Adjustments and Eliminations	(565)	(19)	7
Total costs of products sold	$13,088	$5,169	$4,102
Depreciation and amortization:
Investment in ETP	656	405	317
Investment in Regency	252	169	76
Corporate and Other	14	12	13
Adjustments and Eliminations	(51)	—	—
Total depreciation and amortization	$871	$586	$406

	As of December 31,
	2012	2011	2010
Equity in earnings of unconsolidated affiliates:
Investment in ETP	$142	$26	$12
Investment in Regency	105	120	54
Adjustments and Eliminations	(35)	(29)	(1)
Total equity in earnings of unconsolidated affiliates	$212	$117	$65

	Years Ended December 31,
	2012	2011	2010
Segment Adjusted EBITDA:
Investment in ETP	$2,744	$1,781	$1,541
Investment in Regency	525	422	218
Corporate and Other	(52)	(29)	(21)
Adjustments and Eliminations (1)	(112)	(43)	—
Total	3,105	2,131	1,738
Depreciation and amortization	(871)	(586)	(406)
Interest expense, net of interest capitalized	(1,018)	(740)	(625)
Bridge loan related fees	(62)	—	—
Gain on deconsolidation of Propane Business	1,057	—	—
Losses on non-hedged interest rate derivatives	(19)	(78)	(52)
Non-cash unit-based compensation expense	(47)	(42)	(31)
Unrealized gains (losses) on commodity risk management activities	10	7	(110)
Losses on extinguishments of debt	(123)	—	(16)
LIFO valuation reserve	(75)	—	—
Proportionate share of unconsolidated affiliates’ interest, depreciation, amortization, non-cash compensation expense, loss on extinguishment of debt and taxes	(435)	(114)	(71)
Adjusted EBITDA related to discontinued operations	(99)	(23)	(19)
Other, net	14	(7)	(49)
Income from continuing operations before income tax expense	$1,437	$548	$359

	As of December 31,
	2012	2011	2010
Total assets:
Investment in ETP	$43,230	$15,519	$12,450
Investment in Regency	8,123	5,568	4,770
Corporate and Other	707	470	469
Adjustments and Eliminations	(3,156)	(660)	(11)
Total	$48,904	$20,897	$17,678

	Years Ended December 31,
	2012	2011	2010
Additions to property, plant and equipment including acquisitions, net of contributions in aid of construction costs (accrual basis):
Investment in ETP (1)	$3,057	$2,922	$1,470
Investment in Regency (2)	560	411	2,068
Adjustments and Eliminations	(124)	—	—
Total	$3,493	$3,333	$3,538

(1) The year ended December 31, 2011 includes $1.42 billion acquired in the LDH Acquisition.
(2) The year ended December 31, 2010 includes $1.55 billion acquired in the Regency Transactions.

	As of December 31,
	2012	2011	2010
Advances to and investments in affiliates:
Investment in ETP	$3,502	$201	$9
Investment in Regency	2,214	1,925	1,351
Adjustments and Eliminations	(979)	(629)	—
Total	$4,737	$1,497	$1,360